Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Schedule of information of Statement of Income
	For the year ended,
	2018	2017	2016
Revenues	-	-	5
Cost of services	-	-	(92)
Gross profit	-	-	(87)
Selling, general and administrative expenses	-	-	(796)
Loss on disposal of discontinued operations	-	-	(8,916)
Other operating expense	-	-	(228)
Operating loss	-	-	(10,027)
Financial result, net	-	-	548
Loss before equity in earnings of associates and income tax	-	-	(9,479)
Share of income or loss in associates	-	-	62
Loss before income tax	-	-	(9,417)
Income tax	-	-	(61)
Loss from discontinued operations	-	-	(9,478)
Currency translation adjustment	-	-	4,277
Total comprehensive loss for the year	-	-	(5,201)

Schedule of cash flow information
	At December 31,
	2018	2017	2016
(Decrease)/ Increase in cash	-	-	(7,655)
Used in operating activities	-	-	(8,155)
Provided by investing activities	-	-	500

Schedule of financial information relating to the discontinued operations
	2018	2017	2016
Non-current assets	-	-	13,721
Current assets	-	-	38,997
Total assets	-	-	52,718
Non-current liabilities	-	-	6,552
Current liabilities	-	-	30,551
Total liabilities	-	-	37,103
Total attributable to owners of the parent	-	-	15,304
Non-controlling interests	-	-	311
Total equity and liabilities	-	-	52,718

Schedule of aggregate effects of disposals of subsidiaries
	2018		2017		2016
Net identifiable assets disposed		-		-		15,304
Transfer from shareholders equity – currency translation differences		-		-		3,993
Loss from discontinued operations		-		-		(8,916)
Net cash inflow on disposal of discontinued operations		-		-		10,381
Less: Cash and cash equivalents in subsidiaries disposed		-		-		(8,593)
Net cash provided by investing activities		-		-		500
Net cash used in discontinued investing activities		-		-		(8,093)